Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Changes in Goodwill and Other Intangible Assets
(1)	Changes in goodwill and other intangible assets for the year ended December 31, 2016 are as follows:

	(In millions of yen)
Item	Goodwill	Software(1)	Music rights	Customer relationships	Others	Total
Acquisition cost
Balance at January 1, 2016	5,852	1,543	542	108	933	8,978
Acquisitions	—	99	—	—	1,286	1,385
Acquisition through a business combination(2)	416	26	—	401	—	843
Deconsolidation of LINE BIZ Plus Ltd.(3)	(126)	—	—	—	—	(126)
Disposal	—	(9)	—	—	—	(9)
Exchange differences	(550)	(170)	(109)	(22)	(36)	(887)
Other	—	(2)	—	—	(174)	(176)

Balance at December 31, 2016	5,592	1,487	433	487	2,009	10,008

Accumulated amortization and impairment
Balance at January 1, 2016	2,732	1,157	542	108	308	4,847
Disposals	—	(8)	—	—	—	(8)
Amortization	—	153	—	125	688	966
Exchange differences	(540)	(169)	(109)	(21)	(31)	(870)
Other	—	(4)	—	—	(174)	(178)

Balance at December 31, 2016	2,192	1,129	433	212	791	4,757

Carrying amounts
Balance at January 1, 2016	3,120	386	—	—	625	4,131

Balance at December 31, 2016	3,400	358	—	275	1,218	5,251

(1)	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2016 was two years.
(2)	The balances were mainly related to the Group’s acquisition of M.T. Burn Inc. Refer to Note 29 Business Combinations for further details.
(3)	Refer to Note 20 Supplemental Cash Flow Information for further details.

(2)	Changes in goodwill and other intangible assets for the year ended December 31, 2017 are as follows:

	(In millions of yen)
Item	Goodwill	Software(1)	Music rights	Customer relationships	Game publishing rights	Others(2)	Total
Acquisition cost
Balance at January 1, 2017	5,592	1,487	433	487	—	2,009	10,008
Acquisitions	—	247	—	—	—	2,243	2,490
Acquisition through business combinations(3)	13,114	588	—	249	1,640	2,290	17,881
Disposal	—	(57)	—	—	—	(1,191)	(1,248)
Exchange differences	387	84	27	5	109	83	695
Other	—	1	—	—	—	11	12

Balance at December 31, 2017	19,093	2,350	460	741	1,749	5,445	29,838

Accumulated amortization and impairment
Balance at January 1, 2017	2,192	1,129	433	212	—	791	4,757
Disposals	—	(35)	—	—	—	(242)	(277)
Amortization	—	210	—	108	270	1,039	1,627
Impairment	—	—	—	—	—	214	214
Exchange differences	134	67	27	5	14	26	273
Other	—	(9)	—	—	—	0	(9)

Balance at December 31, 2017	2,326	1,362	460	325	284	1,828	6,585

Carrying amounts
Balance at January 1, 2017	3,400	358	—	275	—	1,218	5,251

Balance at December 31, 2017	16,767	988	—	416	1,465	3,617	23,253

(1)	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2017 was three years.
(2)

Others mainly was mainly comprised of 1,114 million yen for acquisition of licenses for LINE TV, 651 million yen for acquisition of domain name, and 437 million yen for acquisition of Gatebox Inc.’s trademark and patented technology. The carrying amounts as of December 31, 2017 of these intangible assets were 329 million yen, 646 million yen and 375 million yen, respectively.

(3)	The balances were related to the Group’s acquisitions of NextFloor Corporation and its subsidiary as well as FIVE Inc. Refer to Note 29 Business Combinations for further details.

Goodwill and Other Intangible Assets
(3)	Contractual commitments for the acquisition of intangible assets:

(In millions of yen)
December 31, 2016	December 31, 2017
—	215